GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of changes in the carrying amount of goodwill
	2011	2010
As of January 1:
Goodwill	$3,076	$3,031
Accumulated impairment losses	(2,424)	(2,424)
Total	652	607
Goodwill acquired during the year	90	45
Impairment of goodwill	(6)	0
Total	$736	$652

As of December 31:
Goodwill	$3,166	$3,076
Accumulated impairment losses	(2,430)	(2,424)
Total	$736	$652

Schedule of other intangible assets
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
As of December 31, 2011:
Capitalized software costs	$756	$(344)	$412
Long-term debt issuance costs	88	(15)	73
Other	5	(1)	4
Total	$849	$(360)	$489
As of December 31, 2010:
Capitalized software costs	$658	$(288)	$370
Long-term debt issuance costs	84	(14)	70
Other	2	0	2
Total	$744	$(302)	$442

Schedule of estimated future amortization of intangibles with finite useful lives
		Years Ending December 31,					Later
	Total	2012	2013	2014	2015	2016	Years
Amortization of intangible assets	$489	$69	$63	$59	$52	$51	$195